Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
January 31, 2026
EMX-NPRT1-0426
1.929351.114
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	606,522	54,676,511
BRAZIL - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	971,600	6,901,032
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,020,600	4,755,140
TOTAL COMMUNICATION SERVICES		11,656,172
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Ultrapar Participacoes SA	873,500	4,212,518
Vibra Energia SA	1,299,178	7,099,779
TOTAL CONSUMER DISCRETIONARY		11,312,297
Consumer Staples - 0.2%
Beverages - 0.1%
Ambev SA	5,695,400	16,070,817
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	1,582,964	7,369,269
Food Products - 0.0%
MBRF Global Foods Co SA	779,199	2,764,266
TOTAL CONSUMER STAPLES		26,204,352
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras	4,480,297	34,384,912
Petroleo Brasileiro SA - Petrobras (PN)	5,578,500	40,025,493
PRIO SA/Brazil (d)	1,025,600	9,936,885
TOTAL ENERGY		84,347,290
Financials - 1.8%
Banks - 1.4%
Banco Bradesco SA	1,911,880	6,655,388
Banco Bradesco SA (PN)	6,373,704	25,808,490
Banco do Brasil SA	2,070,600	9,922,670
Itau Unibanco Holding SA	6,613,270	57,176,150
Itausa SA	7,092,472	18,409,229
NU Holdings Ltd/Cayman Islands Class A (d)	4,084,915	72,507,242
		190,479,169
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	6,343,442	19,466,361
Banco BTG Pactual SA unit	1,420,500	16,181,459
XP Inc Class A	484,901	9,460,419
		45,108,239
Financial Services - 0.0%
StoneCo Ltd Class A (d)	268,574	4,334,784
Insurance - 0.1%
BB Seguridade Participacoes SA	843,300	5,978,533
Caixa Seguridade Participacoes S/A	723,000	2,378,059
Porto Seguro SA	233,700	2,230,979
		10,587,571
TOTAL FINANCIALS		250,509,763
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Rede D'Or Sao Luiz SA (b)(c)	965,120	7,773,775
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	847,300	15,608,899
Electrical Equipment - 0.2%
WEG SA	2,022,364	19,874,907
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,108,179	10,189,498
Rumo SA	1,566,900	4,394,555
		14,584,053
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,216,500	3,874,123
TOTAL INDUSTRIALS		53,941,982
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	649,800	5,503,128
Materials - 0.7%
Containers & Packaging - 0.0%
Klabin SA unit	986,277	3,590,720
Metals & Mining - 0.6%
Gerdau SA	1,560,670	6,648,657
Vale SA	4,373,907	70,078,921
		76,727,578
Paper & Forest Products - 0.1%
Suzano SA	837,417	7,849,467
TOTAL MATERIALS		88,167,765
Utilities - 0.5%
Electric Utilities - 0.4%
Axia Energia	1,448,165	14,961,139
Axia Energia Series B	297,706	3,270,226
Axia Energia Series C	446,615	4,480,789
Cia Energetica de Minas Gerais	2,065,174	4,504,907
Cia Paranaense de Energia - Copel	1,314,700	3,292,527
CPFL Energia SA	277,600	2,714,416
Energisa S/A unit	369,210	3,578,624
Equatorial SA	1,436,703	11,170,944
		47,973,572
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (d)	1,166,400	4,680,893
Engie Brasil Energia SA	343,770	2,140,580
		6,821,473
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	593,421	15,923,788
TOTAL UTILITIES		70,718,833
TOTAL BRAZIL		610,135,357
CHILE - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	754,419	5,856,950
Specialty Retail - 0.0%
Empresas Copec SA	469,634	4,003,952
TOTAL CONSUMER DISCRETIONARY		9,860,902
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	1,492,365	4,995,443
Financials - 0.3%
Banks - 0.3%
Banco de Chile	54,757,695	12,069,089
Banco de Credito e Inversiones SA	105,329	7,834,073
Banco Santander Chile	79,449,380	6,990,905
TOTAL FINANCIALS		26,894,067
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	380,445,460	12,342,937
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (d)	172,027	13,327,796
Paper & Forest Products - 0.0%
Empresas Cmpc SA	1,354,288	2,028,727
TOTAL MATERIALS		15,356,523
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	923,263	4,014,968
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	24,817,415	2,343,345
Enel Chile SA	33,329,530	2,828,221
TOTAL UTILITIES		5,171,566
TOTAL CHILE		78,636,406
CHINA - 25.9%
Communication Services - 5.8%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (b)(c)	5,340,300	7,697,262
Entertainment - 0.6%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	159,900	609,997
Beijing Enlight Media Co Ltd A Shares (China)	212,100	596,782
China Ruyi Holdings Ltd (d)(e)	13,828,000	3,823,361
Giant Network Group Co Ltd A Shares (China)	139,800	884,440
Kingnet Network Co Ltd A Shares (China)	154,400	553,479
Kingsoft Corp Ltd	1,265,200	4,878,051
Mango Excellent Media Co Ltd A Shares (China)	135,207	495,374
NetEase Cloud Music Inc (b)(c)(d)	104,950	2,424,889
Netease Inc	2,097,450	54,387,056
Tencent Music Entertainment Group Class A ADR	690,382	11,584,610
		80,238,039
Interactive Media & Services - 5.1%
Autohome Inc Class A ADR	77,444	1,706,866
Baidu Inc A Shares (d)	2,681,102	51,390,179
Bilibili Inc Z Shares (d)	300,812	10,305,765
Kuaishou Technology B Shares (b)(c)	3,037,800	31,166,994
Kunlun Tech Co Ltd A Shares (China) (d)	90,700	728,027
Meitu Inc (b)(c)	4,400,500	4,348,621
Tencent Holdings Ltd	7,718,300	593,242,493
		692,888,945
Media - 0.0%
China Literature Ltd (b)(c)(d)	492,200	2,255,573
Focus Media Information Technology Co Ltd A Shares (China)	1,044,220	1,081,509
		3,337,082
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	2,262,900	1,663,382
TOTAL COMMUNICATION SERVICES		785,824,710
Consumer Discretionary - 7.3%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	20,700	410,918
Fuyao Glass Industry Group Co Ltd A Shares (China)	145,400	1,291,329
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	730,400	6,250,208
Huayu Automotive Systems Co Ltd A Shares (China)	227,900	630,419
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	43,100	758,245
Ningbo Tuopu Group Co Ltd A Shares (China)	125,550	1,303,585
Sailun Group Co Ltd A Shares (China)	237,600	541,728
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	153,200	339,159
		11,525,591
Automobiles - 1.0%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	157,800	1,241,653
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (d)	402,600	466,203
BYD Co Ltd A Shares (China)	392,600	5,133,012
BYD Co Ltd H Shares	4,437,000	55,315,483
Chongqing Afari Technology Co Ltd A Shares (China) (d)	326,700	498,151
Chongqing Changan Automobile Co Ltd A Shares (China)	598,376	957,161
Dongfeng Motor Group Co Ltd H Shares (d)	2,702,000	3,126,698
Geely Automobile Holdings Ltd	7,313,000	15,062,041
Great Wall Motor Co Ltd A Shares (China)	201,600	600,007
Great Wall Motor Co Ltd H Shares	2,783,500	4,721,058
Guangzhou Automobile Group Co Ltd A Shares (China)	365,200	416,066
Guangzhou Automobile Group Co Ltd H Shares (e)	184,000	86,440
Li Auto Inc A Shares (d)	1,505,148	12,578,471
NIO Inc A Shares (d)	2,231,439	10,638,140
SAIC Motor Corp Ltd A Shares (China)	554,000	1,126,847
Seres Group Co Ltd A Shares (China)	118,100	1,768,336
XPeng Inc A Shares (d)	1,504,252	13,540,674
Yadea Group Holdings Ltd (b)(c)	1,499,185	2,118,637
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	613,100	3,329,156
		132,724,234
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	20,693,440	440,223,691
CCOOP Group Co Ltd A Shares (China) (d)	1,304,900	456,131
JD.com Inc A Shares	2,876,257	41,017,268
MINISO Group Holding Ltd A Shares	596,364	2,769,287
PDD Holdings Inc Class A ADR (d)	855,016	86,399,367
Vipshop Holdings Ltd Class A ADR	375,206	6,419,775
		577,285,519
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	396,200	917,015
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	1,629,410	9,934,721
TAL Education Group Class A ADR (d)	501,378	6,367,501
		16,302,222
Hotels, Restaurants & Leisure - 1.2%
H World Group Ltd ADR	240,891	11,444,731
Haidilao International Holding Ltd (b)(c)(e)	2,014,000	4,119,727
Meituan B Shares (b)(c)(d)	5,997,120	74,139,298
Tongcheng Travel Holdings Ltd (b)	1,556,000	4,628,901
Trip.com Group Ltd	747,912	45,903,585
Yum China Holdings Inc (Hong Kong)	446,287	22,222,660
		162,458,902
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	18,713	383,883
Ecovacs Robotics Co Ltd A Shares (China)	41,800	431,845
Gree Electric Appliances Inc of Zhuhai A Shares (China)	202,400	1,126,749
Haier Smart Home Co Ltd A Shares (China)	453,300	1,637,338
Haier Smart Home Co Ltd H Shares	2,921,600	9,648,786
Midea Group Co Ltd A Shares (China)	253,900	2,833,833
Midea Group Co Ltd H Shares	509,300	5,583,844
Sichuan Changhong Electric Co Ltd A Shares (China)	333,300	467,941
		22,114,219
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp Ltd A Shares (China)	133,800	1,720,100
China Tourism Group Duty Free Corp Ltd H Shares (b)(c)(e)	8,900	103,331
Chow Tai Fook Jewellery Group Ltd	2,376,600	4,380,773
Pop Mart International Group Ltd (b)(c)	647,000	18,518,606
		24,722,810
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	1,521,800	15,243,129
Bosideng International Holdings Ltd	5,584,000	3,409,542
Laopu Gold Co Ltd H Shares	33,600	3,346,193
Li Ning Co Ltd	2,802,000	7,331,304
Shenzhou International Group Holdings Ltd	995,900	7,942,112
		37,272,280
TOTAL CONSUMER DISCRETIONARY		985,322,792
Consumer Staples - 0.8%
Beverages - 0.5%
Anhui Gujing Distillery Co Ltd A Shares (China)	30,000	570,158
Anhui Gujing Distillery Co Ltd B Shares	143,500	1,495,232
Beijing Yanjing Brewery Co Ltd A Shares (China)	203,700	354,847
China Resources Beer Holdings Co Ltd	1,953,878	6,557,863
Eastroc Beverage Group Co Ltd A Shares (China)	37,600	1,352,935
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	90,200	434,668
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	108,900	866,594
Kweichow Moutai Co Ltd A Shares (China)	90,500	18,238,645
Luzhou Laojiao Co Ltd A Shares (China)	106,400	1,850,435
Nongfu Spring Co Ltd H Shares (b)(c)	2,425,800	14,886,247
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	88,140	2,168,205
Tsingtao Brewery Co Ltd A Shares (China)	54,200	468,420
Tsingtao Brewery Co Ltd H Shares	746,000	4,724,988
Wuliangye Yibin Co Ltd A Shares (China)	280,600	4,238,213
		58,207,450
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (d)	6,798,000	5,673,629
JD Health International Inc (b)(c)(d)	1,349,650	10,927,326
Yonghui Superstores Co Ltd A Shares (China) (d)	655,300	414,762
		17,015,717
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	62,700	377,458
China Feihe Ltd (b)(c)	4,369,000	2,169,931
China Mengniu Dairy Co Ltd	3,762,000	7,849,439
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	335,256	1,702,382
Guangdong Haid Group Co Ltd A Shares (China)	120,300	891,380
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	251,023	927,287
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	457,400	1,733,077
Muyuan Foods Co Ltd A Shares (China)	394,840	2,612,672
New Hope Liuhe Co Ltd A Shares (China)	326,000	423,928
Tingyi Cayman Islands Holding Corp	2,376,000	3,607,143
Want Want China Holdings Ltd	5,688,000	3,436,638
Wens Foodstuff Group Co Ltd A Shares (China)	480,980	1,079,338
		26,810,673
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	451,400	1,920,679
Hengan International Group Co Ltd	755,000	2,735,052
		4,655,731
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)(e)	2,238,000	3,242,939
TOTAL CONSUMER STAPLES		109,932,510
Energy - 0.7%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	2,182,000	2,393,689
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	74,000	939,404
		3,333,093
Oil, Gas & Consumable Fuels - 0.7%
China Coal Energy Co Ltd H Shares	2,226,000	3,256,894
China Merchants Energy Shipping Co Ltd A Shares (China)	583,400	953,346
China Petroleum & Chemical Corp A Shares (China)	2,341,700	2,192,896
China Petroleum & Chemical Corp H Shares	27,403,000	18,871,768
China Shenhua Energy Co Ltd A Shares (China)	482,200	2,908,425
China Shenhua Energy Co Ltd H Shares	4,063,000	22,374,299
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	301,200	684,570
Guanghui Energy Co Ltd A Shares (China)	463,400	373,960
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	162,000	673,937
Inner Mongolia Yitai Coal Co Ltd B Shares	1,120,104	2,240,208
PetroChina Co Ltd A Shares (China)	1,579,400	2,503,684
PetroChina Co Ltd H Shares	25,392,000	30,163,178
Shaanxi Coal Industry Co Ltd A Shares (China)	700,900	2,246,348
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	410,560	431,718
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	216,200	423,894
Yankuang Energy Group Co Ltd A Shares (China)	435,575	917,297
Yankuang Energy Group Co Ltd H Shares	3,920,600	5,726,251
		96,942,673
TOTAL ENERGY		100,275,766
Financials - 4.6%
Banks - 2.8%
Agricultural Bank of China Ltd A Shares (China)	6,153,900	5,948,748
Agricultural Bank of China Ltd H Shares	33,322,000	23,331,926
Bank of Beijing Co Ltd A Shares (China)	1,528,580	1,165,386
Bank of Changsha Co Ltd A Shares (China)	291,100	408,694
Bank of Chengdu Co Ltd A Shares (China)	306,500	710,725
Bank of China Ltd A Shares (China)	2,878,200	2,223,316
Bank of China Ltd H Shares	85,612,000	51,178,049
Bank of Communications Co Ltd A Shares (China)	3,865,800	3,681,317
Bank of Communications Co Ltd H Shares	10,533,000	9,060,529
Bank of Hangzhou Co Ltd A Shares (China)	524,120	1,218,366
Bank of Jiangsu Co Ltd A Shares (China)	1,326,500	1,932,959
Bank of Nanjing Co Ltd A Shares (China)	893,700	1,353,711
Bank of Ningbo Co Ltd A Shares (China)	477,380	2,125,351
Bank of Shanghai Co Ltd A Shares (China)	1,027,077	1,365,151
Bank of Suzhou Co Ltd A Shares (China)	323,600	383,101
China CITIC Bank Corp Ltd A Shares (China)	890,300	920,812
China CITIC Bank Corp Ltd H Shares	9,852,000	9,180,958
China Construction Bank Corp A Shares (China)	1,534,900	1,925,318
China Construction Bank Corp H Shares	115,833,000	116,960,098
China Everbright Bank Co Ltd A Shares (China)	3,328,100	1,589,426
China Everbright Bank Co Ltd H Shares	31,000	12,936
China Merchants Bank Co Ltd A Shares (China)	1,494,500	8,313,348
China Merchants Bank Co Ltd H Shares	4,697,346	28,777,791
China Minsheng Banking Corp Ltd A Shares (China)	2,572,500	1,387,690
China Minsheng Banking Corp Ltd H Shares	8,007,540	3,987,319
China Zheshang Bank Co Ltd A Shares (China)	1,558,480	652,379
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	643,200	599,552
Chongqing Rural Commercial Bank Co Ltd H Shares	2,720,000	2,029,877
CNPC Capital Co Ltd A Shares (China)	609,100	787,688
Huaxia Bank Co Ltd A Shares (China)	958,800	874,426
Industrial & Commercial Bank of China Ltd A Shares (China)	4,546,200	4,741,245
Industrial & Commercial Bank of China Ltd H Shares	78,412,000	65,141,752
Industrial Bank Co Ltd A Shares (China)	1,529,600	4,114,578
Ping An Bank Co Ltd A Shares (China)	1,403,300	2,186,175
Postal Savings Bank of China Co Ltd A Shares (China)	2,173,500	1,582,035
Postal Savings Bank of China Co Ltd H Shares (b)(c)	10,764,000	7,027,099
Shanghai Pudong Development Bank Co Ltd A Shares (China)	2,300,300	3,322,187
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	697,400	861,749
		373,063,767
Capital Markets - 0.4%
Beijing Compass Technology Development Co Ltd A Shares (China)	43,900	783,055
BOC International China Co Ltd A Shares (China)	200,700	392,927
Caitong Securities Co Ltd A Shares (China)	335,190	448,897
Capital Securities Co Ltd A Shares (China)	131,700	338,733
Changjiang Securities Co Ltd A Shares (China)	399,300	497,420
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	17,034,000	1,918,808
China Galaxy Securities Co Ltd A Shares (China)	524,000	1,132,158
China Galaxy Securities Co Ltd H Shares	4,222,500	5,686,141
China Great Wall Securities Co Ltd A Shares (China)	291,500	413,029
China International Capital Corp Ltd A Shares (China)	211,400	1,050,044
China International Capital Corp Ltd H Shares (b)(c)	2,178,400	5,917,186
China Merchants Securities Co Ltd A Shares (China)	536,400	1,320,215
CITIC Securities Co Ltd A Shares (China)	885,895	3,578,369
CITIC Securities Co Ltd H Shares	1,892,425	7,083,180
CSC Financial Co Ltd A Shares (China)	313,000	1,082,842
Dongxing Securities Co Ltd A Shares (China)	233,500	466,882
East Money Information Co Ltd A Shares (China)	1,142,017	3,729,102
Everbright Securities Co Ltd A Shares (China)	282,300	680,598
Founder Securities Co Ltd A Shares (China)	595,000	672,737
GF Securities Co Ltd A Shares (China)	429,300	1,388,853
GF Securities Co Ltd H Shares	1,268,400	2,961,510
Guolian Minsheng Securities Co Ltd A Shares (China)	315,300	440,402
Guosen Securities Co Ltd A Shares (China)	493,300	889,845
Guotai Haitong Securities Co Ltd A Shares (China)	1,021,850	2,914,846
Guotai Haitong Securities Co Ltd H Shares (b)(c)	2,321,088	4,938,043
Guoyuan Securities Co Ltd A Shares (China)	315,110	378,490
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	38,900	1,951,729
Huatai Securities Co Ltd A Shares (China)	532,200	1,757,732
Huatai Securities Co Ltd H Shares (b)(c)	1,650,200	3,937,447
Industrial Securities Co Ltd A Shares (China)	623,510	617,075
Orient Securities Co Ltd/China A Shares (China)	539,508	793,925
SDIC Capital Co Ltd A Shares (China)	462,300	511,395
Shenwan Hongyuan Group Co Ltd A Shares (China)	1,628,600	1,187,759
Sinolink Securities Co Ltd A Shares (China)	268,400	359,836
SooChow Securities Co Ltd A Shares (China)	358,945	494,135
Tianfeng Securities Co Ltd A Shares (China) (d)	732,400	435,115
Western Securities Co Ltd A Shares (China)	323,300	372,515
Zheshang Securities Co Ltd A Shares (China)	330,900	509,315
Zhongtai Securities Co Ltd A Shares (China)	573,000	526,698
		64,558,988
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	119,631	1,860,262
Financial Services - 0.0%
Far East Horizon Ltd	2,879,000	2,878,226
Insurance - 1.4%
China Life Insurance Co Ltd A Shares (China)	202,700	1,449,742
China Life Insurance Co Ltd H Shares	8,960,000	40,005,223
China Pacific Insurance Group Co Ltd A Shares (China)	495,500	3,246,668
China Pacific Insurance Group Co Ltd H Shares	3,175,000	16,012,980
China Taiping Insurance Holdings Co Ltd	1,731,777	5,679,411
New China Life Insurance Co Ltd A Shares (China)	153,000	1,831,136
New China Life Insurance Co Ltd H Shares	1,117,500	9,090,657
People's Insurance Co Group of China Ltd/The A Shares (China)	687,600	910,964
People's Insurance Co Group of China Ltd/The H Shares	10,506,000	9,144,891
PICC Property & Casualty Co Ltd H Shares	8,309,840	17,221,529
Ping An Insurance Group Co of China Ltd A Shares (China)	772,194	7,414,529
Ping An Insurance Group Co of China Ltd H Shares	8,072,000	74,870,638
		186,878,368
TOTAL FINANCIALS		629,239,611
Health Care - 1.0%
Biotechnology - 0.3%
3SBio Inc (b)(c)	2,197,500	6,554,160
Akeso Inc (b)(c)(d)	777,000	10,980,505
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	143,260	343,118
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (d)	76,307	461,569
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (d)	173,050	432,392
Imeik Technology Development Co Ltd A Shares (China)	21,900	440,189
Innovent Biologics Inc (b)(c)(d)	1,754,500	18,214,046
Remegen Co Ltd H Shares (b)(c)(d)(e)	226,000	2,435,862
Shanghai RAAS Blood Products Co Ltd A Shares (China)	481,100	435,995
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)(e)	58,800	3,126,627
		43,424,463
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	10,087	336,632
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	72,500	416,118
Shandong Weigao Group Medical Polymer Co Ltd H Shares	2,996,000	1,917,538
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	59,571	1,107,999
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	87,600	2,384,893
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	56,800	440,232
		6,603,412
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	674,271	1,073,713
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	102,000	370,482
Huadong Medicine Co Ltd A Shares (China)	126,880	658,332
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	190,900	475,070
Shanghai Pharmaceuticals Holding Co Ltd H Shares	18,900	28,790
Sinopharm Group Co Ltd H Shares	1,616,400	4,320,277
		6,926,664
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (d)	1,448,000	2,381,792
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	23,900	216,627
Hangzhou Tigermed Consulting Co Ltd H Shares (b)(c)	3,800	26,851
Pharmaron Beijing Co Ltd A Shares (China)	98,225	419,365
Pharmaron Beijing Co Ltd H Shares (b)(c)	13,075	34,611
Wuxi Apptec Co Ltd A Shares (China)	178,944	2,450,530
Wuxi Apptec Co Ltd H Shares (b)(c)	460,922	6,560,915
Wuxi Biologics Cayman Inc (b)(c)(d)	4,185,500	19,823,544
WuXi XDC Cayman Inc (d)	444,000	3,569,232
XtalPi Holdings Ltd (d)(e)	2,073,000	3,205,520
		38,688,987
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	99,500	433,968
Changchun High-Tech Industry Group Co Ltd A Shares (China)	29,500	406,955
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	120,694	488,037
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	101,460	567,303
CSPC Pharmaceutical Group Ltd	9,715,840	11,939,435
Haisco Pharmaceutical Group Co Ltd A Shares (China)	67,500	492,092
Hansoh Pharmaceutical Group Co Ltd (b)(c)	1,824,000	9,012,481
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	461,075	3,857,464
Kangmei Pharmaceutical Co Ltd rights (d)(f)	9,108	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	32,536	461,380
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	139,000	533,266
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	19,000	49,664
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	80,600	543,884
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (d)	12,933	516,725
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	115,500	514,219
Sino Biopharmaceutical Ltd	12,429,000	10,564,197
Yunnan Baiyao Group Co Ltd A Shares (China)	129,400	1,035,126
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	43,700	1,008,304
		42,424,500
TOTAL HEALTH CARE		138,068,026
Industrials - 1.3%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	192,600	1,283,584
AviChina Industry & Technology Co Ltd H Shares	3,367,000	1,788,642
Kuang-Chi Technologies Co Ltd A Shares (China) (d)	155,700	1,063,197
		4,135,423
Air Freight & Logistics - 0.2%
J&T Global Express Ltd B Shares (d)	2,866,600	3,731,816
JD Logistics Inc (b)(c)(d)	2,405,000	3,444,906
SF Holding Co Ltd A Shares (China)	347,000	1,871,831
YTO Express Group Co Ltd A Shares (China)	247,400	600,728
ZTO Express Cayman Inc A Shares	504,549	11,140,523
		20,789,804
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	122,200	490,435
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	123,090	487,632
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	2,880,000	1,754,816
China Energy Engineering Corp Ltd A Shares (China)	2,344,100	819,385
China National Chemical Engineering Co Ltd A Shares (China)	441,000	564,592
China Railway Group Ltd A Shares (China)	1,495,700	1,226,380
China Railway Group Ltd H Shares	5,048,000	2,914,259
China State Construction Engineering Corp Ltd A Shares (China)	2,985,680	2,164,610
China State Construction International Holdings Ltd	1,591,000	1,910,316
Metallurgical Corp of China Ltd A Shares (China)	1,289,500	580,593
Power Construction Corp of China Ltd A Shares (China)	1,244,400	1,013,170
Sichuan Road and Bridge Group Co Ltd A Shares (China)	523,600	731,349
		13,679,470
Electrical Equipment - 0.3%
China XD Electric Co Ltd A Shares (China)	370,300	772,374
CNGR Advanced Material Co Ltd A Shares (China)	67,720	533,538
Contemporary Amperex Technology Co Ltd A Shares (China)	318,480	16,034,524
Contemporary Amperex Technology Co Ltd H Shares	93,900	5,859,127
Dongfang Electric Corp Ltd A Shares (China)	220,400	787,851
Eve Energy Co Ltd A Shares (China)	147,855	1,356,733
GEM Co Ltd A Shares (China)	370,000	476,887
Goldwind Science & Technology Co Ltd A Shares (China)	249,400	936,719
Goneo Group Co Ltd A Shares (China)	65,535	393,865
Gotion High-Tech Co Ltd A Shares (China)	130,500	712,970
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	246,600	792,469
JL Mag Rare-Earth Co Ltd A Shares (China)	82,400	446,270
NARI Technology Co Ltd A Shares (China)	580,494	2,104,283
Ningbo Deye Technology Co Ltd A Shares (China)	65,591	792,272
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	49,700	396,213
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	101,500	345,012
Shanghai Electric Group Co Ltd A Shares (China) (d)	911,600	1,142,164
Sungrow Power Supply Co Ltd A Shares (China)	149,840	3,254,697
Sunwoda Electronic Co Ltd A Shares (China)	133,500	449,945
TBEA Co Ltd A Shares (China)	365,070	1,428,404
Wolong Electric Group Co Ltd A Shares (China)	112,900	713,608
Zhejiang Chint Electrics Co Ltd A Shares (China)	155,200	652,569
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	137,250	1,421,513
		41,804,007
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	3,536,000	2,477,121
Daqin Railway Co Ltd A Shares (China)	1,456,100	1,051,479
		3,528,600
Industrial Conglomerates - 0.1%
CITIC Ltd	4,905,000	7,854,681
Fosun International Ltd	2,950,000	1,570,896
		9,425,577
Machinery - 0.4%
Airtac International Group	168,551	6,087,381
China CSSC Holdings Ltd A Shares (China)	543,700	2,623,181
CRRC Corp Ltd A Shares (China)	1,755,400	1,593,350
CRRC Corp Ltd H Shares	5,267,000	3,910,421
Haitian International Holdings Ltd	769,000	2,380,208
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	96,876	1,510,606
Sany Heavy Industry Co Ltd A Shares (China)	612,100	1,930,051
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	57,800	693,093
Shenzhen Envicool Technology Co Ltd A Shares (China)	70,000	1,077,326
Shenzhen Inovance Technology Co Ltd A Shares (China)	97,450	1,046,167
Sinotruk Hong Kong Ltd	831,500	3,823,233
UBTech Robotics Corp Ltd H Shares (d)(e)	260,600	4,666,855
Weichai Power Co Ltd A Shares (China)	495,900	1,693,483
Weichai Power Co Ltd H Shares	2,333,200	7,950,460
XCMG Construction Machinery Co Ltd A Shares (China)	849,000	1,311,650
Yutong Bus Co Ltd A Shares (China)	159,900	710,743
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	134,800	987,767
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	61,235	503,322
Zhuzhou CRRC Times Electric Co Ltd H Shares	532,300	2,908,125
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	319,900	403,571
Zoomlion Heavy Industry Science and Technology Co Ltd H Shares (e)	214,800	241,138
		48,052,131
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	913,410	1,890,742
COSCO SHIPPING Holdings Co Ltd H Shares (e)	3,120,050	5,471,600
		7,362,342
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	793,800	948,895
Air China Ltd H Shares (d)	188,000	167,975
China Eastern Airlines Corp Ltd A Shares (China) (d)	1,237,400	968,311
China Southern Airlines Co Ltd A Shares (China) (d)	655,400	679,747
China Southern Airlines Co Ltd H Shares (d)	218,000	162,410
Hainan Airlines Holding Co Ltd A Shares (China) (d)	3,097,300	752,967
Spring Airlines Co Ltd A Shares (China)	70,800	572,673
		4,252,978
Professional Services - 0.1%
Kanzhun Ltd ADR	448,868	8,313,035
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	250,000	2,595,333
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	411,300	554,967
China Merchants Port Holdings Co Ltd	1,517,283	3,055,115
Jiangsu Expressway Co Ltd H Shares	1,472,000	1,940,784
Shanghai International Airport Co Ltd A Shares (China)	90,100	399,191
Zhejiang Expressway Co Ltd H Shares	1,949,920	1,839,571
		7,789,628
TOTAL INDUSTRIALS		172,706,395
Information Technology - 2.1%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	950,000	4,061,648
Hengtong Optic-electric Co Ltd A Shares (China)	178,200	897,441
Suzhou TFC Optical Communication Co Ltd A Shares (China)	56,212	2,008,810
Yealink Network Technology Corp Ltd A Shares (China)	91,530	505,197
Zhongji Innolight Co Ltd A Shares (China)	80,280	7,494,764
ZTE Corp A Shares (China)	292,000	1,616,726
ZTE Corp H Shares (e)	908,680	3,296,424
		19,881,010
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	938,000	4,442,595
Accelink Technologies Co Ltd A Shares (China)	58,300	607,258
Avary Holding Shenzhen Co Ltd A Shares (China)	167,500	1,375,082
BOE Technology Group Co Ltd A Shares (China)	2,651,000	1,666,468
Chaozhou Three-Circle Group Co Ltd A Shares (China)	138,400	995,433
China Railway Signal & Communication Corp Ltd A Shares (China)	517,589	409,500
Eoptolink Technology Inc Ltd A Shares (China)	71,800	4,332,633
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (d)	995,564	379,507
Foxconn Industrial Internet Co Ltd A Shares (China)	956,796	7,941,472
GoerTek Inc A Shares (China)	252,200	943,245
Hgtech Co Ltd A Shares (China)	72,600	808,425
Lens Technology Co Ltd A Shares (China)	360,000	1,882,404
Lingyi iTech Guangdong Co A Shares (China)	525,900	1,107,516
Luxshare Precision Industry Co Ltd A Shares (China)	526,228	3,912,788
Maxscend Microelectronics Co Ltd A Shares (China)	38,576	434,495
Ofilm Group Co Ltd A Shares (China) (d)	241,900	339,618
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	20,825	453,481
Shengyi Electronics Co Ltd A Shares (China)	50,077	634,629
Shengyi Technology Co Ltd A Shares (China)	175,500	1,740,673
Shennan Circuits Co Ltd A Shares (China)	48,132	1,617,382
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	98,200	545,968
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	71,100	655,694
Sunny Optical Technology Group Co Ltd	857,100	6,868,123
SUPCON Technology Co Ltd A Shares (China)	57,121	688,813
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	132,300	1,472,252
TCL Technology Group Corp A Shares (China)	1,501,390	1,047,469
Unisplendour Corp Ltd A Shares (China)	206,403	742,864
Victory Giant Technology Huizhou Co Ltd A Shares (China)	62,300	2,372,898
Wingtech Technology Co Ltd A Shares (China) (d)	89,900	509,521
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	308,469	736,146
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	138,990	1,394,548
Zhejiang Dahua Technology Co Ltd A Shares (China)	236,900	646,114
		53,705,014
IT Services - 0.1%
GDS Holdings Ltd A Shares (d)	1,355,300	7,546,444
Isoftstone Information Technology Group Co Ltd A Shares (China)	68,900	476,231
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	98,400	1,158,280
		9,180,955
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research Shanghai Inc A Shares (China)	17,342	470,985
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	45,253	2,265,010
Amlogic Shanghai Co Ltd A Shares (China) (d)	30,434	383,459
Bestechnic Shanghai Co Ltd A Shares (China)	11,978	379,926
Cambricon Technologies Corp Ltd A Shares (China) (d)	30,235	5,475,246
China Resources Microelectronics Ltd A Shares (China)	95,934	880,025
CSI Solar Co Ltd A Shares (China)	266,499	585,767
Flat Glass Group Co Ltd A Shares (China) (d)	137,400	318,410
GalaxyCore Inc A Shares (China)	156,800	363,368
GCL Technology Holdings Ltd (d)(e)	29,400,000	4,064,464
Gigadevice Semiconductor Inc A Shares (China)	48,184	2,182,498
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	45,600	836,533
Hangzhou First Applied Material Co Ltd A Shares (China)	188,657	461,618
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	120,400	578,294
Hua Hong Semiconductor Ltd (b)(c)(d)	880,000	13,123,232
Hua Hong Semiconductor Ltd A Shares (China) (d)	29,386	655,629
Hwatsing Technology Co Ltd A Shares (China)	25,540	693,925
Hygon Information Technology Co Ltd A Shares (China)	167,986	6,390,077
Ingenic Semiconductor Co Ltd A Shares (China)	34,900	721,922
JA Solar Technology Co Ltd A Shares (China) (d)	239,172	389,116
JCET Group Co Ltd A Shares (China)	129,300	920,310
Jinko Solar Co Ltd A Shares (China) (d)	723,021	658,356
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	547,648	1,408,558
Loongson Technology Corp Ltd (China) (d)	28,532	686,607
Montage Technology Co Ltd A Shares (China)	82,765	2,165,040
National Silicon Industry Group Co Ltd A Shares (China) (d)	198,567	640,110
NAURA Technology Group Co Ltd A Shares (China)	52,305	3,575,633
Nexchip Semiconductor Corp A Shares (China)	144,967	762,814
OmniVision Integrated Circuits Group Inc A Shares (China)	87,235	1,520,895
Piotech Inc A Shares (China)	20,320	1,031,061
Rockchip Electronics Co Ltd A Shares (China)	30,400	836,642
Sanan Optoelectronics CO Ltd A Shares (China)	360,600	838,249
SG Micro Corp A Shares (China)	44,677	489,331
Shenzhen Goodix Technology Co Ltd A Shares (China)	33,600	390,532
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (d)	292,175	395,493
Tianshui Huatian Technology Co Ltd A Shares (China)	229,800	501,466
TongFu Microelectronics Co Ltd A Shares (China)	108,000	808,786
Tongwei Co Ltd A Shares (China) (d)	325,300	851,650
Trina Solar Co Ltd A Shares (China) (d)	157,435	424,628
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	61,419	743,115
United Nova Technology Co Ltd A Shares (China) (d)	605,931	661,562
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	37,993	1,213,339
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	155,044	540,845
Xinyi Solar Holdings Ltd (e)	5,508,756	2,383,430
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	94,600	605,832
		66,273,788
Software - 0.1%
360 Security Technology Inc A Shares (China)	505,800	883,290
Beijing Kingsoft Office Software Inc A Shares (China)	33,474	1,621,949
China National Software & Service Co Ltd A Shares (China) (d)	67,510	438,170
Empyrean Technology Co Ltd A Shares (China)	32,900	487,933
Horizon Robotics A Shares (d)(e)	6,036,000	6,358,890
Hundsun Technologies Inc A Shares (China)	136,952	611,696
Iflytek Co Ltd A Shares (China)	167,100	1,432,612
Jiangsu Hoperun Software Co Ltd A Shares (China)	57,500	413,565
Kingdee International Software Group Co Ltd (d)	3,634,000	6,024,028
Shanghai Baosight Software Co Ltd A Shares (China)	153,545	504,914
Shanghai Baosight Software Co Ltd B Shares	5,700	6,122
Yonyou Network Technology CO Ltd A Shares (China) (d)	246,938	539,219
		19,322,388
Technology Hardware, Storage & Peripherals - 0.9%
Anker Innovations Technology Co Ltd A Shares (China)	38,710	554,499
China Greatwall Technology Group Co Ltd A Shares (China) (d)	229,400	523,692
Huaqin Technology Co Ltd A Shares (China)	61,200	761,154
IEIT Systems Co Ltd A Shares (China)	106,396	962,680
Lenovo Group Ltd	9,712,000	10,942,642
Sharetronic Data Technology Co Ltd A Shares (China)	25,000	819,794
Shenzhen Longsys Electronics Co Ltd (China) (d)	25,200	1,217,995
Shenzhen Transsion Holdings Co Ltd A Shares (China)	82,415	689,148
Xiaomi Corp B Shares (b)(c)(d)	20,729,600	93,833,979
		110,305,583
TOTAL INFORMATION TECHNOLOGY		278,668,738
Materials - 1.4%
Chemicals - 0.2%
Ganfeng Lithium Group Co Ltd A Shares (China)	116,700	1,151,598
Ganfeng Lithium Group Co Ltd H Shares (b)(c)(e)	534,200	4,137,057
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	138,300	809,896
Hengli Petrochemical Co Ltd A Shares (China)	508,540	1,909,288
Hoshine Silicon Industry Co Ltd A Shares (China)	71,200	509,029
Huafon Chemical Co Ltd A Shares (China)	358,400	664,033
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	609,400	518,079
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	477,500	908,052
Kingfa Sci & Tech Co Ltd A Shares (China)	190,500	524,223
LB Group Co Ltd A Shares (China)	172,273	549,152
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	529,900	1,811,116
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	382,400	1,803,153
Rongsheng Petrochemical Co Ltd A Shares (China)	721,600	1,531,068
Satellite Chemical Co Ltd A Shares (China)	243,256	852,406
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	153,420	827,818
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	154,364	615,302
Sinoma Science & Technology Co Ltd A Shares (China)	121,300	748,206
Tianhe Chemicals Group Ltd (d)(f)	376,000	0
Tianqi Lithium Corp A Shares (China) (d)	106,700	837,269
Wanhua Chemical Group Co Ltd A Shares (China)	226,200	2,862,418
Yunnan Yuntianhua Co Ltd A Shares (China)	131,600	722,955
Zangge Mining Co Ltd A Shares (China)	113,500	1,409,005
Zhejiang Juhua Co Ltd A Shares (China)	195,100	1,104,072
Zhejiang Longsheng Group Co Ltd A Shares (China)	235,000	514,504
Zhejiang NHU Co Ltd A Shares (China)	222,128	890,206
		28,209,905
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	291,600	1,028,523
Anhui Conch Cement Co Ltd H Shares	1,485,000	4,718,027
China Jushi Co Ltd A Shares (China)	289,204	889,026
China National Building Material Co Ltd H Shares	4,476,000	3,220,020
		9,855,596
Metals & Mining - 1.1%
Aluminum Corp of China Ltd A Shares (China)	935,800	1,902,090
Aluminum Corp of China Ltd H Shares	4,532,000	8,034,741
Baoshan Iron & Steel Co Ltd A Shares (China)	1,574,600	1,653,480
Chifeng Jilong Gold Mining Co A Shares (China)	124,200	771,811
China Gold International Resources Corp Ltd	286,500	7,525,480
China Hongqiao Group Ltd	3,442,000	15,914,421
China Nonferrous Mining Corp Ltd	1,645,000	3,305,961
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	261,300	1,939,147
China Rare Earth Resources And Technology Co Ltd A Shares (China) (d)	76,700	598,220
Citic Pacific Special Steel Group Co Ltd A Shares (China)	243,300	574,673
CMOC Group Ltd A Shares (China)	1,263,500	4,422,046
CMOC Group Ltd H Shares	4,500,000	12,856,979
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	217,500	852,260
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	162,500	768,116
Huaibei Mining Holdings Co Ltd A Shares (China)	194,700	351,772
Hunan Valin Steel Co Ltd A Shares (China)	499,400	450,424
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	3,273,200	1,181,822
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	128,300	1,135,400
Jiangxi Copper Co Ltd A Shares (China)	154,000	1,404,924
Jiangxi Copper Co Ltd H Shares	1,248,000	7,581,838
Jinduicheng Molybdenum Co Ltd A Shares (China)	233,100	688,059
MMG Ltd (d)	5,120,000	6,744,000
Shandong Gold Mining Co Ltd A Shares (China)	329,484	2,585,442
Shandong Gold Mining Co Ltd H Shares (b)(c)	1,058,250	5,995,590
Shandong Nanshan Aluminum Co Ltd A Shares (China)	838,900	885,752
Shanjin International Gold Co Ltd A Shares (China)	200,580	1,005,244
Tianshan Aluminum Group Co Ltd A Shares (China)	336,000	911,080
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	968,900	1,152,631
Western Mining Co Ltd A Shares (China)	172,200	881,838
Western Superconducting Technologies Co Ltd A Shares (China)	46,937	572,082
Xiamen Tungsten Co Ltd A Shares (China)	114,700	933,043
Yunnan Aluminium Co Ltd A Shares (China)	250,600	1,212,671
Zhaojin Mining Industry Co Ltd H Shares	2,082,500	9,649,966
Zhongjin Gold Corp Ltd A Shares (China)	350,300	1,859,398
Zijin Mining Group Co Ltd A Shares (China)	1,489,400	8,599,923
Zijin Mining Group Co Ltd H Shares	7,212,000	38,681,380
		155,583,704
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	201,700	488,020
TOTAL MATERIALS		194,137,225
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd	1,079,928	2,221,482
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	655,000	995,915
China Overseas Land & Investment Ltd	4,614,500	8,293,235
China Resources Land Ltd	3,865,244	15,179,745
China Resources Mixc Lifestyle Services Ltd (b)(c)	824,800	4,890,457
China Vanke Co Ltd A Shares (China) (d)	708,000	497,003
China Vanke Co Ltd H Shares (d)(e)	2,648,300	1,288,199
Hainan Airport Infrastructure Co Ltd A Shares (China)	825,400	531,922
KE Holdings Inc A Shares	2,459,554	15,635,685
Longfor Group Holdings Ltd (b)(c)(e)	2,544,356	3,354,651
Poly Developments and Holdings Group Co Ltd A Shares (China)	865,400	847,754
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	111,900	669,138
Youngor Fashion Co Ltd A Shares (China)	336,189	355,448
TOTAL REAL ESTATE		54,760,634
Utilities - 0.5%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	606,000	2,746,048
China Gas Holdings Ltd	3,281,400	3,251,115
China Resources Gas Group Ltd	1,115,000	3,068,637
ENN Energy Holdings Ltd	953,900	8,223,802
ENN Natural Gas Co Ltd A Shares (China)	186,600	523,691
Kunlun Energy Co Ltd	4,694,000	4,806,902
		22,620,195
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd A Shares (China)	1,175,800	651,178
CGN Power Co Ltd H Shares (b)(c)	12,721,000	5,308,491
China Longyuan Power Group Corp Ltd H Shares	2,997,000	2,723,813
China National Nuclear Power Co Ltd A Shares (China)	1,486,400	1,840,961
China Power International Development Ltd	4,470,563	1,865,572
China Resources Power Holdings Co Ltd	2,493,691	5,681,916
China Three Gorges Renewables Group Co Ltd A Shares (China)	2,069,600	1,223,585
China Yangtze Power Co Ltd A Shares (China)	1,768,800	6,707,027
Datang International Power Generation Co Ltd A Shares (China)	895,100	486,709
GD Power Development Co Ltd A Shares (China)	1,288,700	858,299
Hanergy Mobile Energy Holding Group Co Ltd (d)(f)	1,618,000	2
Huadian Power International Corp Ltd A Shares (China)	715,100	504,044
Huaneng Power International Inc A Shares (China)	803,100	815,606
Huaneng Power International Inc H Shares	4,916,000	3,586,897
SDIC Power Holdings Co Ltd A Shares (China)	578,800	1,061,560
Shanghai Electric Power Co Ltd A Shares (China)	203,900	623,865
Shenergy Co Ltd A Shares (China)	354,000	424,184
Sichuan Chuantou Energy Co Ltd A Shares (China)	352,800	706,437
Wintime Energy Group Co Ltd A Shares (China) (d)	1,576,400	383,230
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	808,000	575,337
		36,028,713
Water Utilities - 0.0%
Guangdong Investment Ltd	3,544,000	3,347,976
TOTAL UTILITIES		61,996,884
TOTAL CHINA		3,510,933,291
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	302,996	6,843,635
Grupo Cibest SA ADR	5,585	456,015
TOTAL FINANCIALS		7,299,650
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	533,165	4,369,862
TOTAL COLOMBIA		11,669,512
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	91,569	5,552,163
Moneta Money Bank AS (b)(c)	307,900	3,089,024
TOTAL FINANCIALS		8,641,187
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	162,038	9,319,899
TOTAL CZECH REPUBLIC		17,961,086
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	1,807,217	1,455,632
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	3,051,691	8,713,544
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	868,877	1,601,303
TOTAL EGYPT		11,770,479
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	194,657	3,638,717
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	222,912	4,491,889
Specialty Retail - 0.0%
FF Group (d)(f)	1,035	0
JUMBO SA	137,591	4,083,861
		4,083,861
TOTAL CONSUMER DISCRETIONARY		8,575,750
Financials - 0.5%
Banks - 0.5%
Alpha Bank SA	2,649,294	12,682,078
Eurobank SA	3,107,668	15,231,993
National Bank of Greece SA	1,046,720	18,505,481
Piraeus Bank SA	1,355,493	13,673,303
TOTAL FINANCIALS		60,092,855
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	222,448	5,263,028
TOTAL GREECE		77,570,350
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd	159,000	2,603,154
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	257,900	7,216,618
TOTAL HONG KONG		9,819,772
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	493,452	6,026,634
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	269,812	33,992,444
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	168,369	5,635,276
TOTAL HUNGARY		45,654,354
INDIA - 13.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (d)	1,588,706	7,698,018
Tata Communications Ltd	137,290	2,351,451
		10,049,469
Interactive Media & Services - 0.0%
Info Edge India Ltd	429,607	5,853,720
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	3,090,758	66,359,579
Vodafone Idea Ltd (d)	32,621,580	3,973,903
		70,333,482
TOTAL COMMUNICATION SERVICES		86,236,671
Consumer Discretionary - 1.6%
Automobile Components - 0.2%
Balkrishna Industries Ltd	93,094	2,341,005
Bharat Forge Ltd	287,861	4,525,082
Bosch Ltd	8,879	3,537,307
MRF Ltd	2,809	4,048,809
Samvardhana Motherson International Ltd	5,084,417	6,260,287
Tube Investments of India Ltd	128,147	3,263,420
		23,975,910
Automobiles - 0.9%
Bajaj Auto Ltd	80,721	8,448,969
Eicher Motors Ltd	165,186	12,831,126
Hero MotoCorp Ltd	144,585	8,726,126
Hyundai Motor India Ltd	195,738	4,688,200
Mahindra & Mahindra Ltd	1,123,397	42,044,996
Maruti Suzuki India Ltd	151,482	24,118,107
Tata Motors Passenger Vehicles Limited	2,439,094	9,311,458
TVS Motor Co Ltd	286,112	11,474,560
		121,643,542
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	2,531,413	3,477,125
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (d)	2,905,785	8,670,391
Indian Hotels Co Ltd/The	1,028,549	7,562,068
Jubilant Foodworks Ltd	476,682	2,583,973
Swiggy Ltd (d)	1,662,273	5,615,297
		24,431,729
Household Durables - 0.0%
Dixon Technologies India Ltd (b)	43,724	4,981,143
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (d)	1,378,381	3,570,195
Trent Ltd	218,356	9,014,621
		12,584,816
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	497,415	1,961,853
Page Industries Ltd	7,390	2,659,204
Titan Co Ltd	427,747	18,554,332
		23,175,389
TOTAL CONSUMER DISCRETIONARY		214,269,654
Consumer Staples - 0.8%
Beverages - 0.1%
United Spirits Ltd	350,329	5,205,993
Varun Beverages Ltd	1,629,250	8,373,329
		13,579,322
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(c)(d)	195,916	7,883,090
Food Products - 0.3%
Britannia Industries Ltd	130,552	8,344,057
Marico Ltd	625,240	4,976,336
Nestle India Ltd	812,926	11,812,579
Tata Consumer Products Ltd	715,074	8,842,699
		33,975,671
Personal Care Products - 0.3%
Colgate-Palmolive India Ltd	147,421	3,399,104
Dabur India Ltd	640,925	3,541,045
Godrej Consumer Products Ltd	492,903	6,203,889
Hindustan Unilever Ltd	990,556	25,635,149
Kwality Wall's India Ltd (f)	941,510	412,772
		39,191,959
Tobacco - 0.1%
ITC Ltd	3,621,488	12,723,432
TOTAL CONSUMER STAPLES		107,353,474
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Bharat Petroleum Corp Ltd	1,828,913	7,270,255
Coal India Ltd	2,226,873	10,704,019
Hindustan Petroleum Corp Ltd	1,153,260	5,370,493
Indian Oil Corp Ltd	3,401,610	6,055,781
Oil & Natural Gas Corp Ltd	3,787,908	11,110,822
Oil India Ltd	587,625	3,268,678
Petronet LNG Ltd	903,277	2,854,325
Reliance Industries Ltd	7,335,228	111,627,557
TOTAL ENERGY		158,261,930
Financials - 3.9%
Banks - 2.7%
AU Small Finance Bank Ltd (b)(c)	440,350	4,717,624
Axis Bank Ltd	2,765,731	41,334,850
Bank of Baroda	1,245,270	4,066,066
Canara Bank	2,184,606	3,512,276
HDFC Bank Ltd	13,694,590	138,784,412
ICICI Bank Ltd	6,368,055	94,182,371
IDFC First Bank Ltd	4,331,181	3,947,915
IndusInd Bank Ltd (d)	694,312	6,785,318
Kotak Mahindra Bank Ltd	6,587,105	29,309,866
Punjab National Bank	2,767,257	3,778,141
State Bank of India	2,223,615	26,121,305
Union Bank of India Ltd	1,838,311	3,623,935
Yes Bank Ltd (d)	18,890,253	4,410,761
		364,574,840
Capital Markets - 0.0%
BSE Ltd	239,687	7,311,324
HDFC Asset Management Co Ltd (b)(c)	231,964	6,364,122
		13,675,446
Consumer Finance - 0.6%
Bajaj Finance Ltd	3,372,861	34,203,490
Cholamandalam Investment and Finance Co Ltd	506,723	9,016,612
Muthoot Finance Ltd	145,074	6,059,016
SBI Cards & Payment Services Ltd	343,822	2,825,562
Shriram Finance Ltd	1,699,278	18,902,693
Sundaram Finance Ltd	80,293	4,621,747
		75,629,120
Financial Services - 0.3%
Bajaj Finserv Ltd	461,844	9,834,849
Bajaj Holdings & Investment Ltd	32,166	3,788,610
Jio Financial Services Ltd	3,443,181	9,556,673
One 97 Communications Ltd (d)	461,858	5,729,529
Power Finance Corp Ltd	1,788,098	7,397,594
REC Ltd	1,426,592	5,664,734
		41,971,989
Insurance - 0.3%
HDFC Life Insurance Co Ltd (b)(c)	1,168,671	9,316,842
ICICI Lombard General Insurance Co Ltd (b)(c)	293,681	5,810,268
ICICI Prudential Life Insurance Co Ltd (b)(c)	435,624	3,025,575
PB Fintech Ltd (d)	414,913	7,486,570
SBI Life Insurance Co Ltd (b)(c)	543,443	11,844,514
		37,483,769
TOTAL FINANCIALS		533,335,164
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	129,883	9,859,431
Fortis Healthcare Ltd	591,007	5,488,281
Max Healthcare Institute Ltd	936,779	9,775,014
		25,122,726
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	143,887	9,495,280
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd	57,606	3,566,843
Aurobindo Pharma Ltd	314,765	4,145,764
Cipla Ltd/India	681,088	9,834,455
Dr Reddy's Laboratories Ltd	653,419	8,673,499
Lupin Ltd	302,582	7,104,047
Mankind Pharma Ltd	149,112	3,454,031
Sun Pharmaceutical Industries Ltd	1,155,991	20,112,030
Torrent Pharmaceuticals Ltd	142,678	6,163,097
Zydus Lifesciences Ltd	242,364	2,340,009
		65,393,775
TOTAL HEALTH CARE		100,011,781
Industrials - 1.3%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	4,402,338	21,557,024
Hindustan Aeronautics Ltd (b)	241,651	12,173,999
		33,731,023
Building Products - 0.0%
Astral Ltd	145,460	2,342,424
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	288,730	1,961,887
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	811,848	34,816,127
Rail Vikas Nigam Ltd (b)	627,380	2,349,579
Voltas Ltd	258,877	3,749,021
		40,914,727
Electrical Equipment - 0.3%
ABB India Ltd	63,790	3,880,870
Bharat Heavy Electricals Ltd	1,257,992	3,604,102
CG Power & Industrial Solutions Ltd	853,402	5,435,791
GE Vernova T&D India Ltd	154,189	5,431,945
Havells India Ltd	264,353	3,704,644
Hitachi Energy India Ltd	16,105	3,312,894
Polycab India Ltd	63,446	4,852,864
Siemens Energy India Ltd	107,220	2,908,342
Suzlon Energy Ltd (d)	12,382,627	6,437,497
		39,568,949
Industrial Conglomerates - 0.0%
Siemens Ltd (d)	107,190	3,625,410
Machinery - 0.2%
Ashok Leyland Ltd	3,536,504	7,586,047
Cummins India Ltd	166,911	7,486,002
Tata Motors Ltd /new (d)	2,438,727	12,194,433
		27,266,482
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	228,174	11,438,063
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	187,046	4,121,401
Adani Enterprises Ltd	22,128	378,976
		4,500,377
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	650,430	10,071,330
GMR Airports Ltd (d)	3,178,535	3,254,658
		13,325,988
TOTAL INDUSTRIALS		178,675,330
Information Technology - 1.3%
IT Services - 1.3%
HCL Technologies Ltd	1,144,040	21,155,520
Infosys Ltd	4,003,317	71,645,290
LTIMindtree Ltd (b)(c)	89,259	5,815,843
Mphasis Ltd	148,568	4,470,294
Persistent Systems Ltd	131,871	8,679,319
Tata Consultancy Services Ltd	1,089,526	37,118,789
Tech Mahindra Ltd	648,940	12,336,329
Wipro Ltd	3,156,893	8,156,127
		169,377,511
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	103,940	3,159,779
Software - 0.0%
Oracle Financial Services Software Ltd	26,175	2,215,171
TOTAL INFORMATION TECHNOLOGY		174,752,461
Materials - 1.1%
Chemicals - 0.3%
Asian Paints Ltd	462,132	12,238,480
Coromandel International Ltd	142,067	3,536,569
PI Industries Ltd	91,346	3,183,273
Pidilite Industries Ltd	367,672	5,738,384
Solar Industries India Ltd	32,691	4,805,927
SRF Ltd	178,480	5,481,855
Supreme Industries Ltd	76,481	2,930,573
UPL Ltd	609,312	4,677,789
		42,592,850
Construction Materials - 0.2%
Ambuja Cements Ltd	743,905	4,138,800
Grasim Industries Ltd	327,820	10,078,354
Shree Cement Ltd	10,861	3,196,328
UltraTech Cement Ltd	141,966	19,653,591
		37,067,073
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	217,359	4,849,296
Hindalco Industries Ltd	1,624,008	17,048,772
Jindal Stainless Ltd	397,176	3,562,906
Jindal Steel Ltd	429,989	5,308,390
JSW Steel Ltd	736,322	9,751,886
NMDC Ltd	3,704,735	3,281,147
Tata Steel Ltd	9,021,552	19,001,596
Vedanta Ltd	1,648,369	12,252,120
		75,056,113
TOTAL MATERIALS		154,716,036
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	894,347	6,200,855
Godrej Properties Ltd (d)	181,373	3,118,949
Lodha Developers Ltd (b)(c)	360,748	3,822,133
Oberoi Realty Ltd	153,250	2,491,771
Phoenix Mills Ltd/The	236,891	4,316,245
Prestige Estates Projects Ltd	207,489	3,307,143
TOTAL REAL ESTATE		23,257,096
Utilities - 0.5%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	5,600,969	15,667,858
Tata Power Co Ltd/The	1,924,098	7,686,404
Torrent Power Ltd	212,377	3,213,888
		26,568,150
Gas Utilities - 0.0%
GAIL India Ltd	2,770,876	5,055,291
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (d)	3,484,174	5,144,148
JSW Energy Ltd	525,949	2,637,374
NHPC Ltd	3,627,831	3,093,947
NTPC Ltd	5,255,299	20,403,586
		31,279,055
TOTAL UTILITIES		62,902,496
TOTAL INDIA		1,793,772,093
INDONESIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	59,662,000	12,753,373
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	1,076,035,408	4,136,833
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	22,503,900	2,341,616
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	8,888,500	2,349,105
Indofood Sukses Makmur Tbk PT	5,287,400	2,147,167
		4,496,272
TOTAL CONSUMER STAPLES		6,837,888
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dian Swastatika Sentosa Tbk PT (d)	1,206,600	7,173,344
Petrindo Jaya Kreasi Tbk PT	27,082,400	2,928,471
United Tractors Tbk PT	1,797,300	2,799,938
TOTAL ENERGY		12,901,753
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	66,821,400	29,524,998
Bank Mandiri Persero Tbk PT	44,969,500	12,939,807
Bank Negara Indonesia Persero Tbk PT	17,971,100	4,823,535
Bank Rakyat Indonesia Persero Tbk PT	82,152,885	18,649,032
TOTAL FINANCIALS		65,937,372
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	24,381,000	9,244,577
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	28,230,330	3,632,685
Chandra Asri Pacific Tbk PT	10,420,000	4,020,490
		7,653,175
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	17,469,700	7,854,567
Bumi Resources Minerals Tbk PT (d)	68,313,200	4,334,570
		12,189,137
TOTAL MATERIALS		19,842,312
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (d)	9,668,700	4,891,673
TOTAL INDONESIA		136,545,781
KOREA (SOUTH) - 14.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	253,748	2,798,568
Entertainment - 0.1%
HYBE Co Ltd	27,595	7,114,025
Krafton Inc (d)	34,255	5,997,512
		13,111,537
Interactive Media & Services - 0.4%
Kakao Corp	372,971	15,785,446
NAVER Corp	170,046	32,233,875
		48,019,321
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	126,804	6,340,503
TOTAL COMMUNICATION SERVICES		70,269,929
Consumer Discretionary - 0.9%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	89,527	3,918,692
Hyundai Mobis Co Ltd	71,871	22,244,028
		26,162,720
Automobiles - 0.6%
Hyundai Motor Co	160,435	55,294,577
Kia Corp	284,601	29,936,730
		85,231,307
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp (d)(e)	28,145	2,190,325
Household Durables - 0.1%
Coway Co Ltd (d)	64,962	3,734,555
LG Electronics Inc	127,527	8,711,425
		12,445,980
TOTAL CONSUMER DISCRETIONARY		126,030,332
Consumer Staples - 0.2%
Food Products - 0.0%
Samyang Foods Co Ltd	4,991	4,059,598
Personal Care Products - 0.1%
Amorepacific Corp	35,237	3,371,334
APR Corp/Korea	29,307	5,454,420
LG H&H Co Ltd (e)	11,689	2,115,047
		10,940,801
Tobacco - 0.1%
KT&G Corp	115,524	12,255,308
TOTAL CONSUMER STAPLES		27,255,707
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	52,333	8,441,214
S-Oil Corp (d)	54,245	3,959,762
SK Innovation Co Ltd	81,454	6,288,453
TOTAL ENERGY		18,689,429
Financials - 1.3%
Banks - 0.9%
Hana Financial Group Inc	335,267	23,133,337
Industrial Bank of Korea	336,273	5,134,275
KakaoBank Corp	201,152	3,175,216
KB Financial Group Inc	436,520	40,538,838
Shinhan Financial Group Co Ltd	526,332	30,520,571
Woori Financial Group Inc	795,864	16,595,015
		119,097,252
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	50,342	7,478,098
Mirae Asset Securities Co Ltd	240,426	7,084,855
NH Investment & Securities Co Ltd	171,686	3,201,220
		17,764,173
Financial Services - 0.1%
Meritz Financial Group Inc	94,979	7,633,778
Insurance - 0.2%
DB Insurance Co Ltd	55,438	5,449,297
Samsung Fire & Marine Insurance Co Ltd	36,025	12,440,995
Samsung Life Insurance Co Ltd	96,368	12,508,251
		30,398,543
TOTAL FINANCIALS		174,893,746
Health Care - 0.5%
Biotechnology - 0.3%
Alteogen Inc (d)	48,338	13,761,068
Celltrion Inc	180,817	26,174,113
		39,935,181
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)(e)	142,506	5,451,795
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	13,940	16,767,627
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (d)	37,739	3,069,628
Yuhan Corp (d)	67,442	5,020,739
		8,090,367
TOTAL HEALTH CARE		70,244,970
Industrials - 2.7%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	40,372	36,177,373
Hanwha Systems Co Ltd (d)(e)	91,023	5,910,381
Korea Aerospace Industries Ltd	88,059	10,215,774
LIG Nex1 Co Ltd (d)	15,900	5,277,239
		57,580,767
Air Freight & Logistics - 0.1%
Hyundai Glovis Co Ltd	45,170	7,534,924
Electrical Equipment - 1.0%
Doosan Enerbility Co Ltd (d)	540,109	33,730,520
Ecopro BM Co Ltd (d)(e)	58,902	9,419,578
Ecopro Co Ltd (e)	122,660	13,739,462
HD Hyundai Electric Co Ltd	28,223	17,294,912
Hyosung Heavy Industries Corp	6,739	12,091,579
LG Energy Solution Ltd (d)(e)	56,373	15,465,630
LS Electric Co Ltd (d)	18,068	7,049,201
POSCO Future M Co Ltd (d)(e)	42,855	6,602,257
		115,393,139
Industrial Conglomerates - 0.6%
Doosan Co Ltd	8,956	5,253,600
LG Corp	111,457	7,045,147
Samsung C&T Corp	102,372	21,275,605
SK Inc	43,664	10,037,667
SK Square Co Ltd (d)	111,756	43,909,563
		87,521,582
Machinery - 0.6%
Doosan Bobcat Inc	63,483	2,573,050
Hanwha Ocean Co Ltd (d)	166,087	15,856,189
HD Hyundai Heavy Industries Co Ltd	44,251	17,538,980
HD Hyundai Marine Solution Co Ltd	18,896	2,388,815
HD Korea Shipbuilding & Offshore Engineering Co Ltd	51,148	14,578,659
Hyundai Rotem Co Ltd	92,025	14,621,441
Samsung Heavy Industries Co Ltd (d)	847,980	17,214,100
		84,771,234
Marine Transportation - 0.0%
HMM Co Ltd	284,088	3,916,483
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (d)	221,876	3,563,524
Trading Companies & Distributors - 0.0%
Posco International Corp	63,519	2,732,132
TOTAL INDUSTRIALS		363,013,785
Information Technology - 8.2%
Electronic Equipment, Instruments & Components - 0.3%
LG Display Co Ltd (d)	361,303	2,890,479
Samsung Electro-Mechanics Co Ltd	67,476	12,976,780
Samsung SDI Co Ltd	72,799	19,570,568
		35,437,827
IT Services - 0.0%
Samsung SDS Co Ltd	51,269	6,117,378
Semiconductors & Semiconductor Equipment - 3.1%
Hanmi Semiconductor Co Ltd (e)	51,663	7,514,074
SK Hynix Inc	657,686	412,093,618
		419,607,692
Technology Hardware, Storage & Peripherals - 4.8%
Samsung Electronics Co Ltd	5,704,403	631,100,675
TOTAL INFORMATION TECHNOLOGY		1,092,263,572
Materials - 0.2%
Chemicals - 0.0%
LG Chem Ltd	59,521	12,739,290
Metals & Mining - 0.2%
POSCO Holdings Inc	87,739	20,889,740
TOTAL MATERIALS		33,629,030
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	309,308	12,377,921
TOTAL KOREA (SOUTH)		1,988,668,421
KUWAIT - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	2,346,400	3,896,659
Financials - 0.6%
Banks - 0.6%
Boubyan Bank KSCP	1,860,415	4,107,331
Gulf Bank KSCP	2,405,527	2,702,399
Kuwait Finance House KSCP	13,354,763	35,137,247
National Bank of Kuwait SAKP	10,005,066	30,982,800
Warba Bank KSCP	2,710,301	2,497,607
TOTAL FINANCIALS		75,427,384
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	801,623	2,623,351
TOTAL KUWAIT		81,947,394
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	165,199	5,610,519
MALAYSIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	1,386,793	2,779,215
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	3,318,741	1,936,353
CELCOMDIGI BHD	4,239,200	3,505,782
Maxis Bhd	2,831,100	2,743,481
		8,185,616
TOTAL COMMUNICATION SERVICES		10,964,831
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	3,992,950	1,853,652
Petronas Dagangan Bhd	358,900	1,930,157
TOTAL CONSUMER DISCRETIONARY		3,783,809
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	3,028,200	3,065,073
Kuala Lumpur Kepong Bhd	604,916	2,992,355
Nestle Malaysia Bhd	84,700	2,406,494
QL Resources Bhd	1,978,025	2,017,164
SD Guthrie Bhd	2,498,456	3,701,416
TOTAL CONSUMER STAPLES		14,182,502
Financials - 0.6%
Banks - 0.6%
AMMB Holdings Bhd	2,994,100	4,899,022
CIMB Group Holdings Bhd	9,730,120	21,178,191
Hong Leong Bank Bhd	783,300	5,126,621
Malayan Banking Bhd	7,276,381	21,781,151
Public Bank Bhd	17,535,900	21,664,088
RHB Bank Bhd	2,101,603	4,504,958
TOTAL FINANCIALS		79,154,031
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	2,660,900	6,048,114
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	5,640,749	6,324,737
Industrial Conglomerates - 0.0%
Sunway Bhd	3,020,700	4,413,808
Marine Transportation - 0.0%
MISC Bhd	1,613,100	3,273,668
TOTAL INDUSTRIALS		14,012,213
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	2,890,500	2,368,420
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	4,466,400	8,565,699
TOTAL MATERIALS		10,934,119
Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	3,159,600	11,173,218
Gas Utilities - 0.0%
Petronas Gas Bhd	953,430	4,445,470
Multi-Utilities - 0.0%
YTL Corp Bhd	3,502,600	1,848,150
YTL Corp Bhd warrants 6/2/2028 (d)	708,000	125,452
YTL Power International Bhd	3,656,700	2,996,231
YTL Power International Bhd warrants 6/2/2028 (d)	527,400	131,051
		5,100,884
TOTAL UTILITIES		20,719,572
TOTAL MALAYSIA		159,799,191
MEXICO - 2.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	21,846,100	22,513,634
Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV	621,800	7,007,169
Coca-Cola Femsa SAB de CV unit	632,515	6,615,421
Fomento Economico Mexicano SAB de CV unit	2,070,900	21,614,338
		35,236,928
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	404,500	2,776,829
Wal-Mart de Mexico SAB de CV Series V	6,265,700	19,884,168
		22,660,997
Food Products - 0.1%
Gruma SAB de CV Series B	188,455	3,393,506
Grupo Bimbo SAB de CV (e)	1,568,400	5,447,578
Sigma Foods SAB de CV	4,351,779	4,300,482
		13,141,566
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	1,794,300	3,974,442
TOTAL CONSUMER STAPLES		75,013,933
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	3,049,700	34,477,525
Grupo Financiero Inbursa SAB de CV Series O	1,826,600	4,569,636
TOTAL FINANCIALS		39,047,161
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	679,500	4,625,779
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	344,400	5,012,482
Grupo Aeroportuario del Pacifico SAB de CV Series B	465,595	12,783,349
Grupo Aeroportuario del Sureste SAB de CV Series B	216,940	7,505,384
Promotora y Operadora de Infraestructura SAB de CV	228,955	3,580,009
		28,881,224
TOTAL INDUSTRIALS		33,507,003
Materials - 0.7%
Construction Materials - 0.1%
Cemex SAB de CV unit	18,254,518	22,645,797
Metals & Mining - 0.6%
Grupo Mexico SAB de CV Series B	3,750,907	41,649,320
Industrias Penoles SAB de CV (d)	239,420	13,875,290
Southern Copper Corp	108,525	20,654,478
		76,179,088
TOTAL MATERIALS		98,824,885
Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV (e)	3,438,400	5,347,660
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (e)	1,284,700	5,903,033
TOTAL REAL ESTATE		11,250,693
TOTAL MEXICO		280,157,309
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (d)(f)	261,431	0
PERU - 0.3%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	81,259	28,995,649
Materials - 0.1%
Metals & Mining - 0.1%
Cia de Minas Buenaventura SAA ADR	198,638	6,805,338
TOTAL PERU		35,800,987
PHILIPPINES - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	91,110	2,077,938
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	607,390	2,113,199
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	2,227,599	4,687,891
BDO Unibank Inc	2,890,807	6,623,258
Metropolitan Bank & Trust Co	2,166,697	2,684,355
TOTAL FINANCIALS		13,995,504
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	298,635	2,564,543
SM Investments Corp	265,570	3,154,975
		5,719,518
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	1,215,940	13,248,479
TOTAL INDUSTRIALS		18,967,997
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	7,862,440	2,835,535
SM Prime Holdings Inc	12,168,300	4,460,695
TOTAL REAL ESTATE		7,296,230
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	339,460	3,399,065
TOTAL PHILIPPINES		47,849,933
POLAND - 1.1%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	78,224	5,719,841
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	954,803	7,852,334
Specialty Retail - 0.0%
CCC SA (d)(e)	64,935	2,152,925
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	1,341	7,416,451
TOTAL CONSUMER DISCRETIONARY		17,421,710
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	590,303	6,241,960
Zabka Group SA (d)	481,601	2,927,830
TOTAL CONSUMER STAPLES		9,169,790
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	699,227	21,246,425
Financials - 0.6%
Banks - 0.5%
Bank Millennium SA (d)	730,621	3,536,921
Bank Polska Kasa Opieki SA	221,313	13,504,266
mBank SA (d)	17,929	5,237,912
Powszechna Kasa Oszczednosci Bank Polski SA	1,053,971	27,463,169
Santander Bank Polska SA	49,235	7,749,004
		57,491,272
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	728,152	14,362,199
TOTAL FINANCIALS		71,853,471
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	15,374	2,980,470
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (d)	168,632	15,762,085
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	1,080,868	3,054,296
TOTAL POLAND		147,208,088
QATAR - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,157,426	4,513,993
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	719,002	3,060,843
Qatar Gas Transport Co Ltd	3,337,009	4,399,243
TOTAL ENERGY		7,460,086
Financials - 0.5%
Banks - 0.5%
Al Rayan Bank	7,282,093	4,546,058
Commercial Bank of Qatar	3,899,631	5,087,407
Dukhan Bank	2,207,079	2,160,403
Qatar International Islamic Bank QSC	1,185,304	3,714,452
Qatar Islamic Bank QPSC	2,134,723	14,657,532
Qatar National Bank QPSC	5,562,808	30,250,920
TOTAL FINANCIALS		60,416,772
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	1,821,782	6,364,479
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	6,809,080	2,045,903
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	2,578,006	1,937,930
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	530,173	2,227,862
TOTAL QATAR		84,967,025
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	729,234	6,640,866
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	100,000	1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(f)	40,002	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	8,473,436	1
Gazprom PJSC ADR (d)(f)	863,533	9
LUKOIL PJSC (d)(f)	334,533	0
LUKOIL PJSC ADR (d)(f)	15,032	0
Rosneft Oil Co PJSC (d)(f)	857,494	0
Rosneft Oil Co PJSC GDR (b)(d)(f)	150,200	2
Surgutneftegas PAO (d)(f)	5,613,549	1
Surgutneftegas PAO ADR (d)(f)	73,333	0
Tatneft PJSC (d)(f)	1,103,564	0
TOTAL ENERGY		13
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	9,313,306	1
VTB Bank PJSC (d)(f)(g)	476,163	0
VTB Bank PJSC GDR (b)(d)(f)(g)	221,738	3
		4
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(f)	1,311,841	0
TOTAL FINANCIALS		4
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	749	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	2,234,923	0
GMK Norilskiy Nickel PAO (d)(f)	4,844,200	1
GMK Norilskiy Nickel PAO ADR (United Kingdom) (d)(f)	59,247	0
Novolipetsk Steel PJSC (d)(f)	1,258,902	0
Novolipetsk Steel PJSC GDR (b)(d)(f)	3,783	0
Polyus PJSC (d)(f)	267,420	0
Polyus PJSC GDR (b)(d)(f)	5,226	0
Severstal PAO (d)(f)	155,372	0
Severstal PAO GDR (b)(d)(f)	26,165	0
United Co RUSAL International PJSC (Russia) (d)(f)	2,596,470	0
		1
TOTAL MATERIALS		1
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	31,187,844	4
TOTAL RUSSIA		23
SAUDI ARABIA - 2.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	2,409,190	28,519,486
Media - 0.0%
Saudi Research & Media Group (d)	43,358	1,384,885
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	454,498	8,530,850
TOTAL COMMUNICATION SERVICES		38,435,221
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	696,347	3,065,212
Specialty Retail - 0.0%
Jarir Marketing Co	708,389	2,695,153
TOTAL CONSUMER DISCRETIONARY		5,760,365
Consumer Staples - 0.1%
Food Products - 0.1%
Almarai Co JSC	590,168	6,939,080
Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	407,927	2,091,459
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (b)(c)	7,287,670	50,129,812
TOTAL ENERGY		52,221,271
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	2,360,914	67,478,066
Alinma Bank	1,475,594	11,204,553
Arab National Bank	1,084,077	6,589,958
Bank Al-Jazira	756,124	2,525,990
Bank AlBilad	885,340	6,274,119
Banque Saudi Fransi	1,475,507	7,100,782
Riyad Bank	1,770,653	13,265,617
Saudi Awwal Bank	1,212,749	11,536,749
Saudi Investment Bank/The	737,772	2,753,835
Saudi National Bank/The	3,541,329	42,355,832
		171,085,501
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	57,808	2,476,803
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	99,380	4,371,904
Co for Cooperative Insurance/The	88,537	3,233,948
		7,605,852
TOTAL FINANCIALS		181,168,156
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	42,805	1,415,154
Dr Sulaiman Al Habib Medical Services Group Co	105,390	7,350,634
Mouwasat Medical Services Co	118,042	2,190,451
TOTAL HEALTH CARE		10,956,239
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	43,353	2,084,023
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	28,917	1,807,168
Elm Co	28,910	5,981,326
TOTAL INFORMATION TECHNOLOGY		7,788,494
Materials - 0.5%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	280,966	9,363,785
Sahara International Petrochemical Co	432,708	1,767,427
Saudi Basic Industries Corp	1,084,052	16,431,161
Yanbu National Petrochemical Co	331,979	2,389,803
		29,952,176
Metals & Mining - 0.3%
Saudi Arabian Mining Co (d)	1,639,447	33,788,160
TOTAL MATERIALS		63,740,336
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (d)	637,382	3,164,223
Makkah Construction & Development Co	118,056	2,845,406
TOTAL REAL ESTATE		6,009,629
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	1,003,654	3,853,312
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (d)	184,638	9,220,332
TOTAL UTILITIES		13,073,644
TOTAL SAUDI ARABIA		388,176,458
SOUTH AFRICA - 3.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	2,098,322	23,300,975
Vodacom Group Ltd	751,020	6,927,684
TOTAL COMMUNICATION SERVICES		30,228,659
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
Naspers Ltd Class N	943,864	57,788,321
Specialty Retail - 0.1%
Pepkor Holdings Ltd (b)(c)	4,226,603	6,906,167
TOTAL CONSUMER DISCRETIONARY		64,694,488
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	405,770	10,033,842
Clicks Group Ltd	282,858	5,635,264
Shoprite Holdings Ltd	569,734	9,400,041
TOTAL CONSUMER STAPLES		25,069,147
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	1,023,529	16,128,325
Capitec Bank Holdings Ltd	104,891	28,162,580
Nedbank Group Ltd	555,904	9,021,653
Standard Bank Group Ltd	1,586,412	29,155,050
		82,467,608
Financial Services - 0.3%
FirstRand Ltd	6,081,282	34,686,757
Remgro Ltd	605,724	6,854,837
		41,541,594
Insurance - 0.2%
Discovery Ltd	695,984	10,012,410
OUTsurance Group Ltd	1,025,302	4,478,107
Sanlam Ltd	2,167,923	13,581,255
		28,071,772
TOTAL FINANCIALS		152,080,974
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	389,356	5,633,855
Materials - 1.1%
Chemicals - 0.0%
Sasol Ltd (d)	697,512	4,926,726
Metals & Mining - 1.1%
Gold Fields Ltd	1,078,097	53,316,933
Harmony Gold Mining Co Ltd	690,343	14,668,802
Impala Platinum Holdings Ltd	1,089,344	20,304,554
Northam Platinum Holdings Ltd	433,743	10,334,127
Sibanye Stillwater Ltd (d)	3,409,510	14,839,586
Valterra Platinum Ltd	319,556	28,711,517
		142,175,519
TOTAL MATERIALS		147,102,245
TOTAL SOUTH AFRICA		424,809,368
TAIWAN - 20.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	4,579,000	19,358,558
Entertainment - 0.0%
International Games System Co Ltd	272,000	6,169,872
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	2,128,000	5,986,580
Taiwan Mobile Co Ltd	2,107,900	7,045,254
		13,031,834
TOTAL COMMUNICATION SERVICES		38,560,264
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	2,145,937	2,080,331
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	212,000	2,867,860
Specialty Retail - 0.1%
Hotai Motor Co Ltd	368,760	6,355,313
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	231,613	2,913,048
Feng TAY Enterprise Co Ltd	594,408	1,811,565
		4,724,613
TOTAL CONSUMER DISCRETIONARY		16,028,117
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	688,000	4,653,508
Food Products - 0.1%
Uni-President Enterprises Corp	5,816,983	13,213,296
TOTAL CONSUMER STAPLES		17,866,804
Financials - 1.8%
Banks - 1.1%
Chang Hwa Commercial Bank Ltd	8,502,810	5,495,242
CTBC Financial Holding Co Ltd	20,117,826	32,440,912
E.Sun Financial Holding Co Ltd	17,533,379	18,552,665
First Financial Holding Co Ltd	13,855,686	12,641,969
Hua Nan Financial Holdings Co Ltd	10,895,769	11,425,628
Mega Financial Holding Co Ltd	14,292,952	17,569,033
Shanghai Commercial & Savings Bank Ltd/The	4,684,609	5,862,254
SinoPac Financial Holdings Co Ltd	14,837,093	13,443,398
Taiwan Business Bank	8,778,454	4,282,851
Taiwan Cooperative Financial Holding Co Ltd	13,221,506	9,864,295
TS Financial Holding Co Ltd	25,459,076	18,308,919
		149,887,166
Financial Services - 0.2%
Chailease Holding Co Ltd	1,855,398	6,113,144
Yuanta Financial Holding Co Ltd	12,844,223	17,517,624
		23,630,768
Insurance - 0.5%
Cathay Financial Holding Co Ltd	11,485,410	27,435,448
Fubon Financial Holding Co Ltd	10,123,153	29,152,372
KGI Financial Holding Co Ltd	19,230,457	10,996,665
		67,584,485
TOTAL FINANCIALS		241,102,419
Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp	365,236	8,909,606
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	1,214,000	6,365,183
TOTAL HEALTH CARE		15,274,789
Industrials - 0.3%
Electrical Equipment - 0.2%
Bizlink Holding Inc	211,000	8,690,005
Fortune Electric Co Ltd	190,660	5,859,027
Teco Electric and Machinery Co Ltd	1,431,000	3,708,405
		18,257,437
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	3,865,705	3,404,613
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,303,363	7,680,200
Wan Hai Lines Ltd	844,950	1,967,490
Yang Ming Marine Transport Corp	2,102,000	3,556,053
		13,203,743
Passenger Airlines - 0.0%
China Airlines Ltd	3,518,000	2,474,247
Eva Airways Corp	3,252,000	3,853,154
		6,327,401
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	2,372,000	2,055,257
TOTAL INDUSTRIALS		43,248,451
Information Technology - 17.4%
Communications Equipment - 0.2%
Accton Technology Corp	608,000	21,476,952
Electronic Equipment, Instruments & Components - 2.3%
Chroma ATE Inc	461,000	14,312,688
Delta Electronics Inc	2,346,381	90,688,573
E Ink Holdings Inc	1,039,000	5,760,336
Elite Material Co Ltd	361,000	19,957,073
Gold Circuit Electronics Ltd	385,000	8,550,135
Hon Hai Precision Industry Co Ltd	15,137,869	105,746,875
Innolux Corp	9,141,157	6,313,234
Largan Precision Co Ltd	121,000	9,238,397
Lotes Co Ltd	102,000	4,620,941
Unimicron Technology Corp	1,609,471	19,299,375
Yageo Corp	1,997,340	17,559,381
Zhen Ding Technology Holding Ltd	877,000	5,431,760
		307,478,768
Semiconductors & Semiconductor Equipment - 13.9%
Alchip Technologies Ltd	93,000	9,207,192
ASE Technology Holding Co Ltd	3,994,927	37,029,492
ASPEED Technology Inc	36,000	10,127,673
eMemory Technology Inc	76,000	4,406,146
Global Unichip Corp	105,000	8,715,349
Globalwafers Co Ltd	317,000	4,991,256
Jentech Precision Industrial Co Ltd	103,000	9,267,226
King Yuan Electronics Co Ltd	1,326,000	12,434,532
MediaTek Inc	1,835,292	102,332,138
Novatek Microelectronics Corp	696,000	8,268,652
Realtek Semiconductor Corp	586,401	8,982,255
Taiwan Semiconductor Manufacturing Co Ltd	29,675,000	1,635,968,358
United Microelectronics Corp	13,612,000	27,003,021
Vanguard International Semiconductor Corp	1,350,002	6,137,345
		1,884,870,635
Technology Hardware, Storage & Peripherals - 1.0%
Advantech Co Ltd	573,100	5,437,778
Asia Vital Components Co Ltd	397,000	18,362,744
Asustek Computer Inc	850,000	13,356,566
Catcher Technology Co Ltd	638,000	4,052,557
Compal Electronics Inc	5,043,000	5,232,322
Gigabyte Technology Co Ltd	645,000	4,761,128
Inventec Corp	3,240,865	4,620,273
King Slide Works Co Ltd	69,000	6,863,932
Lite-On Technology Corp	2,372,279	12,325,479
Pegatron Corp	2,423,000	5,350,328
Quanta Computer Inc	3,257,000	28,891,494
Wistron Corp	3,639,000	15,044,812
Wiwynn Corp	134,756	15,262,243
		139,561,656
TOTAL INFORMATION TECHNOLOGY		2,353,388,011
Materials - 0.3%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	4,235,760	5,683,017
Formosa Plastics Corp	4,599,520	6,892,359
Nan Ya Plastics Corp	6,209,860	14,931,993
		27,507,369
Construction Materials - 0.1%
Asia Cement Corp	2,776,153	3,091,455
TCC Group Holdings Co Ltd	8,184,730	6,845,458
		9,936,913
Metals & Mining - 0.0%
China Steel Corp	14,213,204	9,343,386
TOTAL MATERIALS		46,787,668
TOTAL TAIWAN		2,772,256,523
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL	11,039,079	4,058,742
True Corp PCL depository receipt	1,890,500	695,081
		4,753,823
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	1,094,100	12,102,723
Advanced Info Service PCL depository receipt	159,600	1,765,464
		13,868,187
TOTAL COMMUNICATION SERVICES		18,622,010
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	3,294,732	2,391,422
Minor International PCL depository receipt	458,600	332,867
TOTAL CONSUMER DISCRETIONARY		2,724,289
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	5,666,300	7,812,490
CP ALL PCL depository receipt	820,900	1,131,827
CP AXTRA PCL	1,655,289	776,491
CP AXTRA PCL depository receipt	12,615	5,917
		9,726,725
Food Products - 0.0%
Charoen Pokphand Foods PCL	4,001,020	2,625,075
Charoen Pokphand Foods PCL depository receipt	551,500	361,840
		2,986,915
TOTAL CONSUMER STAPLES		12,713,640
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,456,739	5,656,118
PTT Exploration & Production PCL depository receipt	216,200	839,445
PTT PCL	10,501,000	11,316,450
PTT PCL depository receipt	1,538,300	1,657,756
TOTAL ENERGY		19,469,769
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	618,100	3,683,132
Kasikornbank PCL depository receipt	95,000	566,085
Krung Thai Bank PCL	3,692,170	3,305,984
Krung Thai Bank PCL depository receipt	513,600	459,880
SCB X PCL	879,300	3,776,391
SCB X PCL depository receipt	133,900	575,070
TMBThanachart Bank PCL	25,637,500	1,641,450
TMBThanachart Bank PCL depository receipt	3,703,200	237,099
TOTAL FINANCIALS		14,245,091
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	11,690,700	7,447,958
Bangkok Dusit Medical Services PCL depository receipt	1,705,600	1,086,610
Bumrungrad Hospital Pcl	601,400	3,192,853
Bumrungrad Hospital Pcl depository receipt	116,500	618,502
TOTAL HEALTH CARE		12,345,923
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	4,494,300	7,158,116
Airports of Thailand PCL depository receipt	667,400	1,062,975
TOTAL INDUSTRIALS		8,221,091
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL	3,275,600	21,283,613
Delta Electronics Thailand PCL depository receipt	480,400	3,121,458
TOTAL INFORMATION TECHNOLOGY		24,405,071
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	588,350	3,841,525
Siam Cement PCL/The depository receipt	362,100	2,364,266
TOTAL MATERIALS		6,205,791
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	2,134,200	3,906,499
Central Pattana PCL depository receipt	296,900	543,454
TOTAL REAL ESTATE		4,449,953
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL	4,520,560	6,698,453
Gulf Development PCL depository receipt	1,123,500	1,664,774
TOTAL UTILITIES		8,363,227
TOTAL THAILAND		131,765,855
TURKEY - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	1,457,617	3,918,307
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	845,424	2,210,424
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	541,986	8,275,547
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,160,559	6,533,098
Financials - 0.1%
Banks - 0.1%
Akbank TAS	3,758,049	8,032,531
Haci Omer Sabanci Holding AS	1,391,308	3,503,305
Turkiye Is Bankasi AS Class C	10,540,714	4,038,179
Yapi ve Kredi Bankasi AS (d)	4,069,638	3,844,384
TOTAL FINANCIALS		19,418,399
Industrials - 0.3%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,647,824	11,490,851
Industrial Conglomerates - 0.0%
KOC Holding AS	916,300	4,376,377
Passenger Airlines - 0.1%
Turk Hava Yollari AO	665,036	4,648,997
TOTAL INDUSTRIALS		20,516,225
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	4,216,062	2,732,049
TOTAL TURKEY		63,604,049
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	4,190,029	22,476,126
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	3,550,715	1,508,268
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	3,764,164	4,202,334
TOTAL CONSUMER DISCRETIONARY		5,710,602
Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	3,854,376	5,593,962
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	7,397,258	7,271,369
ADNOC Logistics & Services	2,228,322	3,403,917
		10,675,286
TOTAL ENERGY		16,269,248
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	3,812,140	15,798,712
Abu Dhabi Islamic Bank PJSC	1,749,926	11,597,876
Dubai Islamic Bank PJSC	3,488,749	9,176,669
Emirates NBD Bank PJSC	2,282,497	19,328,974
First Abu Dhabi Bank PJSC	5,322,810	26,958,275
TOTAL FINANCIALS		82,860,506
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Two Point Zero Group PJSC (d)	4,046,498	2,490,152
Transportation Infrastructure - 0.0%
Salik Co PJSC	2,258,451	3,923,463
TOTAL INDUSTRIALS		6,413,615
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	4,640,507	12,117,757
Emaar Development PJSC	1,204,490	5,641,178
Emaar Properties PJSC	7,984,887	32,613,562
TOTAL REAL ESTATE		50,372,497
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	7,227,715	5,943,553
TOTAL UNITED ARAB EMIRATES		190,046,147
UNITED STATES - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
JBS NV Class A	490,346	7,722,949
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (d)	1,030,330	27,248,266
Legend Biotech Corp ADR (d)	88,764	1,553,370
TOTAL HEALTH CARE		28,801,636
TOTAL UNITED STATES		36,524,585
TOTAL COMMON STOCKS (Cost $8,875,913,664)		13,204,977,733

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	525,725	10,736,656
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (f)	1,081,752	0
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	26,692	4,875,738
Hyundai Motor Co Series 2	41,916	7,830,014
TOTAL CONSUMER DISCRETIONARY		12,705,752
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	674	51,338
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	982,870	79,538,535
TOTAL KOREA (SOUTH)		92,295,625
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	5,794,540	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $53,765,338)		103,032,282

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (j) (Cost $5,800,289)	3.82	5,807,000	5,801,203

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.70	340,716,268	340,784,412
Fidelity Securities Lending Cash Central Fund (k)(l)	3.70	69,160,665	69,167,581
TOTAL MONEY MARKET FUNDS (Cost $409,951,992)			409,951,993

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $9,345,431,283)	13,723,763,211
NET OTHER ASSETS (LIABILITIES) - (1.2)% (h)	(160,971,805)
NET ASSETS - 100.0%	13,562,791,406

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,249	3/2026	247,053,960	25,320,597

The notional amount of long futures as a percentage of Net Assets is 1.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $618,470,731 or 4.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,337,103 or 4.4% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Affiliated company.
(h)	Includes $2,967,730 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,801,203.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $13,445,502.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	301,498,042	879,969,255	840,657,282	3,525,598	(25,603)	-	340,784,412	340,716,268	0.6%
Fidelity Securities Lending Cash Central Fund	138,125,570	139,536,841	208,489,992	608,457	(4,838)	-	69,167,581	69,160,665	0.2%
Total	439,623,612	1,019,506,096	1,049,147,274	4,134,055	(30,441)	-	409,951,993

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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